RESTATEMENT	12 Months Ended
Dec. 31, 2019
RESTATEMENT
RESTATEMENT

23.    RESTATEMENT

During the years ended December 31, 2018 and 2017, the Company identified certain accounting differences requiring restatement of previously issued consolidated financial statements. The accounting differences are related to Reducer units purchased for research and development during the year ended December 31, 2017 and recognized as product development and clinical trials expenses during that period. Not all of the units were used for product development and clinical trials and during the year ended December 31, 2019, as Reducer revenue increased, the Company used certain of those units in commercial activities. In order to correctly state the cost of goods sold for the year ended December 31, 2019 and the correct period expense for the years ended December 31, 2019, 2018 and 2017 the Company has restated the years ended December 31, 2018 and 2017 to include those Reducer units as research and development supplies assets with potential future economic value at the end of each of those periods.

The impact to the 2018 and 2017 consolidated financial statements is as follows:

	2018	2018	2017	2017
Consolidated Statements of Financial Position	As restated	As previously reported	As restated	As previously reported

Inventory	$318,135	$258,742	$398,556	$398,556
Research and development supplies	1,274,653	—	1,274,653	—

Deficit	(331,401,149)	(332,735,195)	(223,417,674)	(224,692,327)

Consolidated Statements of Loss and Comprehensive Loss

Product development and clinical trials	$16,001,464	$16,060,857	$16,214,439	$17,489,092
Operating loss	(32,410,690)	(32,470,083)	(30,874,255)	(32,148,908)
Loss for the year	(107,983,475)	(108,042,868)	(21,634,068)	(22,908,721)

Loss per share	$(76.26)	$(76.30)	$(265.37)	$(281.94)

Consolidated Statements of Cash Flows

Loss for the year	$(107,983,475)	$(108,042,868)	$(21,634,068)	$(22,908,721)
Net change in non-cash working capital items	(59,393)	—	(1,274,653)	—